Pension and Other Post-Retirement Benefits And Employee Benefits - Weighted Average Assumptions Used in Determining Net Periodic Benefit Cost for Pension (Detail) - Pension Benefits	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	4.10%	3.40%
Expected rate of return on plan assets	6.50%	6.80%	7.00%